Reconciliation of Basic And Diluted Shares Used In Computing Earnings Per Equity Share	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share

2.19 Reconciliation of basic and diluted shares used in computing earnings per equity share

Accounting policy

Basic earnings per equity share is computed by dividing the net profit attributable to the equity holders of the Group by the weighted average number of equity shares outstanding during the period. Diluted earnings per equity share is computed by dividing the net profit attributable to the equity holders of the Group by the weighted average number of equity shares considered for deriving basic earnings per equity share and also the weighted average number of equity shares that could have been issued upon conversion of all dilutive potential equity shares. The dilutive potential equity shares are adjusted for the proceeds receivable had the equity shares been actually issued at fair value (i.e., the average market value of the outstanding equity shares). Dilutive potential equity shares are deemed converted as of the beginning of the period, unless issued at a later date. Dilutive potential equity shares are determined independently for each period presented.

The number of equity shares and potentially dilutive equity shares are adjusted retrospectively for all periods presented for any share splits and bonus shares issues including for changes effected prior to the approval of the financial statements by the Board of Directors.

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2022	2021	2020
Basic earnings per equity share - weighted average number of equity shares outstanding (1)	4,209,546,724	4,242,416,665	4,257,754,522
Effect of dilutive common equivalent shares - share options outstanding	8,978,410	8,315,802	7,389,706
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,218,525,134	4,250,732,467	4,265,144,228

(1)	excludes treasury shares

Nil, Nil and 13,093 number of options to purchase equity shares, had an anti-dilutive effect for fiscal 2022, 2021 and 2020, respectively.